SEGMENTED INFORMATION - Revenues From Mining Operations and Production Costs (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Mar. 28, 2018
Operating segments
Number of business units | item		3
Revenues from Mining Operations		$ 2,191,221	$ 2,242,604
Production Costs	[1]	(1,160,355)	(1,057,842)
Exploration and Corporate Development		(137,670)	(141,450)
Impairment loss		(389,693)
Segment Income (Loss)		503,503	1,043,312
Corporate and other:
Amortization of property, plant and mine development		(553,933)	(508,739)
General and administrative		(124,873)	(115,064)
Impairment loss on equity securities			(8,532)
Finance costs		(96,567)	(78,931)
Gain (loss) on derivative financial instruments		(6,065)	17,898
Environmental remediation		(14,420)	(1,219)
Foreign currency translation loss (gain)		(1,991)	(13,313)
Other income		35,294	3,877
Income (loss) before income and mining taxes		(259,052)	339,289
Asset
Total assets		7,852,843	7,865,601
Corporate and others
Asset
Total assets		334,698	593,309
Northern Business | Operating segment
Operating segments
Revenues from Mining Operations		1,739,175	1,790,952
Production Costs		(915,628)	(856,493)
Exploration and Corporate Development		(25,616)	(29,360)
Impairment loss		(250,000)
Segment Income (Loss)		547,931	905,099
Asset
Total assets		6,114,325	5,715,458
LaRonde mine
Asset
Total assets		794,155	845,113
LaRonde mine | Operating segment
Operating segments
Revenues from Mining Operations		516,673	484,488
Production Costs		(228,294)	(185,488)
Segment Income (Loss)		288,379	299,000
LaRonde Zone 5 mine
Asset
Total assets		59,420	25,037
LaRonde Zone 5 mine | Operating segment
Operating segments
Revenues from Mining Operations		21,327
Production Costs		(12,991)
Segment Income (Loss)		8,336
Lapa mine
Asset
Total assets		11,654	17,867
Lapa mine | Operating segment
Operating segments
Revenues from Mining Operations		39,797	64,572
Production Costs		(27,870)	(38,786)
Segment Income (Loss)		11,927	25,786
Goldex mine
Asset
Total assets		289,393	275,132
Goldex mine | Operating segment
Operating segments
Revenues from Mining Operations		152,426	139,665
Production Costs		(78,533)	(71,015)
Segment Income (Loss)		73,893	68,650
Meadowbank mine
Asset
Total assets		681,761	565,355
Meadowbank mine | Operating segment
Operating segments
Revenues from Mining Operations		323,142	449,025
Production Costs		(211,147)	(224,364)
Exploration and Corporate Development		(25,128)	(28,871)
Segment Income (Loss)		86,867	195,790
Canadian Malartic joint operation
Operating segments
Impairment loss		(250,000)
Asset
Total assets		1,550,565	1,810,162
Canadian Malartic joint operation | Operating segment
Operating segments
Revenues from Mining Operations		448,526	404,441
Production Costs		(199,761)	(188,568)
Exploration and Corporate Development		(488)	(489)
Impairment loss		(250,000)
Segment Income (Loss)		(1,723)	215,384
Meliadine project
Asset
Total assets		1,645,360	1,194,414
Kittila mine
Asset
Total assets		1,082,017	982,378
Kittila mine | Operating segment
Operating segments
Revenues from Mining Operations		237,284	248,761
Production Costs		(157,032)	(148,272)
Segment Income (Loss)		80,252	100,489
Southern Business | Operating segment
Operating segments
Revenues from Mining Operations		452,046	451,652
Production Costs		(244,727)	(201,349)
Impairment loss		(39,017)
Segment Income (Loss)		168,302	250,303
Asset
Total assets		914,550	1,146,593
Pinos Altos mine
Asset
Total assets		551,179	668,492
Pinos Altos mine | Operating segment
Operating segments
Revenues from Mining Operations		270,855	257,905
Production Costs		(138,362)	(108,726)
Segment Income (Loss)		132,493	149,179
Creston Mascota mine
Asset
Total assets		47,960	50,144
Creston Mascota mine | Operating segment
Operating segments
Revenues from Mining Operations		54,673	63,798
Production Costs		(37,270)	(31,490)
Segment Income (Loss)		17,403	32,308
La India mine
Operating segments
Impairment loss		(39,000)
Asset
Total assets		315,411	427,957
La India mine | Operating segment
Operating segments
Revenues from Mining Operations		126,518	129,949
Production Costs		(69,095)	(61,133)
Impairment loss		(39,017)
Segment Income (Loss)		18,406	68,816
Exploration
Asset
Total assets		489,270	410,241
Exploration | Operating segment
Operating segments
Exploration and Corporate Development		(112,054)	(112,090)
Impairment loss		(100,676)
Segment Income (Loss)		$ (212,730)	$ (112,090)
CMC Exploration Assets
Operating segments
Percentage of acquisition				100.00%
Yamana | CMC Exploration Assets
Operating segments
Percentage of acquisition				50.00%
Yamana | CMC Exploration Assets | Canadian Malartic joint operation
Operating segments
Percentage of acquisition				50.00%

[1]	Exclusive of amortization, which is shown separately.